DOCUMENT AND ENTITY INFORMATION	3 Months Ended
Mar. 31, 2013
Document Type	S-1
Amendment Flag	false
Document Period End Date	Mar. 31, 2013
Entity Registrant Name	BRAINSTORM CELL THERAPEUTICS INC.
Entity Central Index Key	0001137883
Entity Filer Category	Smaller Reporting Company